Investments (Accrued Investment Income) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Net Investment Income
Accrued investment income	[1]	$ 618,033	$ 466,394
Fixed maturities
Net Investment Income
Accrued investment income		531,247	396,173
Equity securities
Net Investment Income
Accrued investment income		218	436
Commercial mortgage and other loans
Net Investment Income
Accrued investment income		46,092	29,437
Policy loans
Net Investment Income
Accrued investment income		31,288	30,820
Short-term investments and cash equivalents
Net Investment Income
Accrued investment income		$ 9,188	$ 9,528

[1]	See Note 4 for details of balances associated with variable interest entities.